Condensed Statements of Stockholders' Deficit (Parenthetical) - shares	Dec. 15, 2022	Nov. 01, 2021	Sep. 27, 2021	May 20, 2021
Related Party Transaction [Line Items]
Number of shares issued	499,992
Stock split description		a 1 1/3 for 1 forward stock split
Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued		4,791,667		4,312,500
Stock forfeiture			718,750
Stock split description		the Company effected a 1 1/3 for 1 forward stock split of its Class B common stock, so that the Sponsor owns an aggregate of 4,791,667 Founder Shares.